RISK MANAGEMENT - Credit quality analysis (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 54,429.4		$ 176,881,841	$ 166,372,776	[2]
Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			176,881,841	166,372,776
Commercial loans
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			92,550,025	89,536,494
Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			92,550,025	89,536,494
Consumer
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			55,200,581	50,156,131
Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			55,200,581	50,156,131
Mortgage
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			17,279,362	15,103,533
Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			17,279,362	15,103,533
Microcredit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			425,697	409,688
Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			425,697	409,688
Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			11,426,176	11,166,930
12-month ECL | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			158,975,675
12-month ECL | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			84,191,219
12-month ECL | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			48,741,305
12-month ECL | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			15,566,057
12-month ECL | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			344,723
12-month ECL | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			10,132,371
Lifetime ECL | Not credit-impaired | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			7,617,504
Lifetime ECL | Not credit-impaired | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,690,861
Lifetime ECL | Not credit-impaired | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			4,235,580
Lifetime ECL | Not credit-impaired | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,335,741
Lifetime ECL | Not credit-impaired | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			25,374
Lifetime ECL | Not credit-impaired | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			329,948
Lifetime ECL | Credit-impaired | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			10,288,662
Lifetime ECL | Credit-impaired | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			6,667,945
Lifetime ECL | Credit-impaired | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			2,223,696
Lifetime ECL | Credit-impaired | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			377,564
Lifetime ECL | Credit-impaired | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			55,600
Lifetime ECL | Credit-impaired | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			963,857
“A” Normal risk | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			83,912,065	82,217,135
“A” Normal risk | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			49,617,243	45,794,015
“A” Normal risk | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			16,062,147	14,208,051
“A” Normal risk | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			347,515	341,194
“A” Normal risk | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			9,924,095	9,874,243
“A” Normal risk | 12-month ECL | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			83,532,853
“A” Normal risk | 12-month ECL | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			47,782,665
“A” Normal risk | 12-month ECL | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			15,478,116
“A” Normal risk | 12-month ECL | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			344,424
“A” Normal risk | 12-month ECL | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			9,818,788
“A” Normal risk | Lifetime ECL | Not credit-impaired | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			195,949
“A” Normal risk | Lifetime ECL | Not credit-impaired | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,815,283
“A” Normal risk | Lifetime ECL | Not credit-impaired | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			563,066
“A” Normal risk | Lifetime ECL | Not credit-impaired | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			2,897
“A” Normal risk | Lifetime ECL | Not credit-impaired | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			79,008
“A” Normal risk | Lifetime ECL | Credit-impaired | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			183,263
“A” Normal risk | Lifetime ECL | Credit-impaired | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			19,295
“A” Normal risk | Lifetime ECL | Credit-impaired | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			20,965
“A” Normal risk | Lifetime ECL | Credit-impaired | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			194
“A” Normal risk | Lifetime ECL | Credit-impaired | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			26,299
“B” Acceptable risk | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			2,277,166	2,093,079
“B” Acceptable risk | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,816,304	1,364,520
“B” Acceptable risk | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			412,709	324,925
“B” Acceptable risk | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			10,704	11,871
“B” Acceptable risk | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			512,678	489,323
“B” Acceptable risk | 12-month ECL | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			565,266
“B” Acceptable risk | 12-month ECL | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			799,326
“B” Acceptable risk | 12-month ECL | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			72,557
“B” Acceptable risk | 12-month ECL | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			162
“B” Acceptable risk | 12-month ECL | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			267,541
“B” Acceptable risk | Lifetime ECL | Not credit-impaired | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,220,838
“B” Acceptable risk | Lifetime ECL | Not credit-impaired | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,004,173
“B” Acceptable risk | Lifetime ECL | Not credit-impaired | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			337,093
“B” Acceptable risk | Lifetime ECL | Not credit-impaired | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			10,542
“B” Acceptable risk | Lifetime ECL | Not credit-impaired | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			183,862
“B” Acceptable risk | Lifetime ECL | Credit-impaired | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			491,062
“B” Acceptable risk | Lifetime ECL | Credit-impaired | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			12,805
“B” Acceptable risk | Lifetime ECL | Credit-impaired | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			3,059
“B” Acceptable risk | Lifetime ECL | Credit-impaired | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			61,275
“C” Appreciable risk | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			2,996,321	2,735,103
“C” Appreciable risk | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,737,120	1,232,881
“C” Appreciable risk | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			467,619	326,237
“C” Appreciable risk | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			7,590	6,742
“C” Appreciable risk | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			319,916	394,534
“C” Appreciable risk | 12-month ECL | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			88,802
“C” Appreciable risk | 12-month ECL | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			128,850
“C” Appreciable risk | 12-month ECL | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			13,547
“C” Appreciable risk | 12-month ECL | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			71
“C” Appreciable risk | 12-month ECL | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			45,418
“C” Appreciable risk | Lifetime ECL | Not credit-impaired | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			227,429
“C” Appreciable risk | Lifetime ECL | Not credit-impaired | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,149,796
“C” Appreciable risk | Lifetime ECL | Not credit-impaired | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			418,754
“C” Appreciable risk | Lifetime ECL | Not credit-impaired | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			7,519
“C” Appreciable risk | Lifetime ECL | Not credit-impaired | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			56,561
“C” Appreciable risk | Lifetime ECL | Credit-impaired | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			2,680,090
“C” Appreciable risk | Lifetime ECL | Credit-impaired | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			458,474
“C” Appreciable risk | Lifetime ECL | Credit-impaired | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			35,318
“C” Appreciable risk | Lifetime ECL | Credit-impaired | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			217,937
“D” Significant risk | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,586,536	1,620,293
“D” Significant risk | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,322,943	1,256,089
“D” Significant risk | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			112,947	79,707
“D” Significant risk | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			8,686	7,342
“D” Significant risk | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			488,401	309,726
“D” Significant risk | 12-month ECL | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,290
“D” Significant risk | 12-month ECL | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			23,896
“D” Significant risk | 12-month ECL | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			151
“D” Significant risk | 12-month ECL | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			35
“D” Significant risk | 12-month ECL | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			178
“D” Significant risk | Lifetime ECL | Not credit-impaired | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			36,295
“D” Significant risk | Lifetime ECL | Not credit-impaired | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			228,509
“D” Significant risk | Lifetime ECL | Not credit-impaired | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			11,632
“D” Significant risk | Lifetime ECL | Not credit-impaired | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			2,980
“D” Significant risk | Lifetime ECL | Not credit-impaired | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			10,403
“D” Significant risk | Lifetime ECL | Credit-impaired | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,548,951
“D” Significant risk | Lifetime ECL | Credit-impaired | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,070,538
“D” Significant risk | Lifetime ECL | Credit-impaired | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			101,164
“D” Significant risk | Lifetime ECL | Credit-impaired | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			5,671
“D” Significant risk | Lifetime ECL | Credit-impaired | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			477,820
“E” Risk of nonrecoverability | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,777,937	870,884
“E” Risk of nonrecoverability | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			706,971	508,626
“E” Risk of nonrecoverability | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			223,940	164,613
“E” Risk of nonrecoverability | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			51,202	42,539
“E” Risk of nonrecoverability | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			181,086	$ 99,104
“E” Risk of nonrecoverability | 12-month ECL | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			3,008
“E” Risk of nonrecoverability | 12-month ECL | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			6,568
“E” Risk of nonrecoverability | 12-month ECL | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,686
“E” Risk of nonrecoverability | 12-month ECL | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			31
“E” Risk of nonrecoverability | 12-month ECL | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			446
“E” Risk of nonrecoverability | Lifetime ECL | Not credit-impaired | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			10,350
“E” Risk of nonrecoverability | Lifetime ECL | Not credit-impaired | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			37,819
“E” Risk of nonrecoverability | Lifetime ECL | Not credit-impaired | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			5,196
“E” Risk of nonrecoverability | Lifetime ECL | Not credit-impaired | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,436
“E” Risk of nonrecoverability | Lifetime ECL | Not credit-impaired | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			114
“E” Risk of nonrecoverability | Lifetime ECL | Credit-impaired | Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,764,579
“E” Risk of nonrecoverability | Lifetime ECL | Credit-impaired | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			662,584
“E” Risk of nonrecoverability | Lifetime ECL | Credit-impaired | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			217,058
“E” Risk of nonrecoverability | Lifetime ECL | Credit-impaired | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			49,735
“E” Risk of nonrecoverability | Lifetime ECL | Credit-impaired | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 180,526

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.